INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consisted of the following:

	As of September 30, 2014	As of September 30, 2013
	US$(’000)	US$(’000)
Raw material	$4	$39
Finished goods	1,343	414
Project-in-progress	795	235

Total	$2,142	$688